December 31, 1997



                                        ANNUAL

                                        REPORT
                                     TAXABLE BOND
                                        FUNDS
                                    NO-LOAD CLASS

                                  -----------------

          SAFECO High-Yield Bond Fund. . . . . . . . . . . . . . . . 2
          SAFECO GNMA Fund . . . . . . . . . . . . . . . . . . . . . 9
          SAFECO Intermediate-Term U.S. Treasury Fund. . . . . . . .12
          SAFECO Managed Bond Fund . . . . . . . . . . . . . . . . .14



                                        [LOGO]

                             REPORT FROM THE FUND MANAGER
                             SAFECO HIGH-YIELD BOND FUND
                                  December 31, 1997
--------------------------------------------------------------------------------

[PHOTOGRAPH]

ROBERT KERN

     Strong domestic economic growth and low inflation combined to provide a favorable environment in which the high-yield market turned in another year of excellent performance.
     Total return for the SAFECO High-Yield Bond Fund for the year ended December 31, 1997, was 12.79%, slightly under both the average high-yield fund, which (according to Lipper Analytical Services) returned 12.96%, and the Merrill Lynch High-Yield Master Index, which returned 12.83%.
     The portfolio is structured for total return and somewhat similarly to the broad high-yield market, which accounts for our returns being in line with the index.
     At year end, our portfolio was broadly diversified, with about 80 holdings concentrated in cash-paying domestic companies. The telecom sector represented approximately 8% of net assets. (Telecom is 8% of the Merrill Lynch High-Yield Index.) The Telecom Act of 1996 introduced competition into both the long-distance and local segments of the industry, and this sector has become a large and important part of the high-yield universe as many companies have come to the debt and equity markets seeking funding for their network expansions. I added positions in Intermedia Communications, Qwest Communications, and Telegroup to the Fund.

               PERFORMANCE OVERVIEW - NO-LOAD CLASS

               AVERAGE ANNUAL TOTAL RETURN FOR THE
               PERIODS ENDED DECEMBER 31, 1997
            -------------------------------------------
                  1 Year              12.79%
                  5 Year              10.47%
                  Since Inception*     9.69%

[GRAPH]

                                              INVESTMENT
                                                 VALUE
                                       MERRILL             SAFECO
                                        LYNCH            HIGH YIELD
                                       HY INDEX          BOND FUND:
                                       $28,620            $23,517
               ----------------------------------------------------
               09/30/88                10,000              10,000
               10/31/88                10,156              10,144
               11/30/88                10,156              10,163
               12/31/88                10,271              10,207
               01/31/89                10,435              10,374
               02/28/89                10,471              10,436
               03/31/89                10,404              10,395
               04/30/89                10,346              10,399
               05/31/89                10,509              10,595
               06/30/89                10,653              10,757
               07/31/89                10,716              10,800
               08/31/89                10,697              10,850
               09/30/89                10,647              10,736
               10/31/89                10,507              10,470
               11/30/89                10,488              10,485
               12/31/89                10,475              10,443
               01/31/90                10,319              10,161
               02/28/90                10,111              10,007
               03/31/90                10,316              10,196
               04/30/90                10,377              10,259
               05/31/90                10,582              10,430
               06/30/90                10,702              10,692
               07/31/90                10,947              10,961
               08/31/90                10,612              10,460
               09/30/90                10,216              10,030
               10/31/90                 9,888               9,736
               11/30/90                 9,997               9,838
               12/31/90                10,098               9,987
               01/31/91                10,044              10,192
               02/28/91                10,459              11,076
               03/31/91                10,828              11,625
               04/30/91                11,159              12,026
               05/31/91                11,292              12,073
               06/30/91                11,415              12,347
               07/31/91                11,667              12,678
               08/31/91                11,894              12,970
               09/30/91                12,073              13,153
               10/31/91                12,352              13,600
               11/30/91                12,507              13,746
               12/31/91                12,551              13,899
               01/31/92                12,900              14,369
               02/28/92                13,124              14,732
               03/31/92                13,265              14,939
               04/30/92                13,257              15,017
               05/31/92                13,436              15,239
               06/30/92                13,610              15,414
               07/31/92                13,844              15,714
               08/31/92                14,015              15,914
               09/30/92                14,188              16,083
               10/31/92                13,910              15,876
               11/30/92                14,145              16,119
               12/31/92                14,292              16,324
               01/31/93                14,683              16,713
               02/28/93                14,974              17,012
               03/31/93                15,229              17,301
               04/30/93                15,339              17,420
               05/31/93                15,571              17,646
               06/30/93                15,866              17,975
               07/31/93                16,052              18,156
               08/31/93                16,161              18,322
               09/30/93                16,216              18,403
               10/31/93                16,446              18,753
               11/30/93                16,572              18,851
               12/31/93                16,709              19,049
               01/31/94                17,024              19,461
               02/28/94                16,941              19,326
               03/31/94                16,342              18,701
               04/30/94                16,211              18,469
               05/31/94                16,358              18,428
               06/30/94                16,429              18,512
               07/31/94                16,424              18,634
               08/31/94                16,484              18,772
               09/30/94                16,478              18,768
               10/31/94                16,411              18,818
               11/30/94                16,196              18,656
               12/31/94                16,333              18,852
               01/31/95                16,525              19,117
               02/28/95                16,873              19,730
               03/31/95                17,027              19,996
               04/30/95                17,349              20,513
               05/31/95                17,804              21,146
               06/30/95                17,894              21,289
               07/31/95                18,132              21,566
               08/31/95                18,140              21,679
               09/30/95                18,361              21,936
               10/31/95                18,615              22,116
               11/30/95                18,646              22,336
               12/31/95                18,888              22,710
               01/31/96                19,125              23,089
               02/28/96                19,310              23,160
               03/31/96                19,246              23,065
               04/30/96                19,285              23,097
               05/31/96                19,405              23,264
               06/30/96                19,455              23,368
               07/31/96                19,658              23,510
               08/31/96                19,937              23,802
               09/30/96                20,341              24,356
               10/31/96                20,419              24,567
               11/30/96                20,723              25,061
               12/31/96                20,850              25,269
               01/31/97                21,024              25,459
               02/28/97                21,410              25,851
               03/31/97                20,963              25,494
               04/30/97                21,124              25,821
               05/31/97                21,700              26,364
               06/30/97                22,032              26,772
               07/31/97                22,600              27,482
               08/31/97                22,612              27,449
               09/30/97                23,003              27,942
               10/31/97                22,986              28,085
               11/30/97                23,201              28,348
               12/31/97                23,517              28,620

* The Fund's inception was September 7, 1988. Graph and average annual return comparison begins September 30, 1988.

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

                         S&P CREDIT RATING DISTRIBUTION
                         AS A PERCENT OF NET ASSETS.

                                       [CHART]

                         1 BB: 14%
                         2 B: 69%
                         3 Preferred Stock: 4%
                         4 Not Rated: 10%
                         5 Cash & Other Assets Less Liabilities: 3%


     Intermedia Communications is a local telephone company that provides facilities-based services primarily to business users in the Southeastern US. The company, which has been in a building phase, should turn cash-flow positive during the second quarter of 1998.
     Qwest Communications is building a high-capacity, long-distance fiber-optic network along railway right-of-way capable of carrying voice, data, and internet services. Capacity on the network is sold under contract to long-distance companies, regional Bell operating companies, and other telecommunications services providers.
     Telegroup is a global long distance services company whose established presence, and state-of-the art facilities, should enable them to capture a healthy share of the European telecommunications market, as it opens up to competition in 1998.
     When buying bonds, I look at how the issuer will use the funding. I favor companies that are borrowing to refinance higher-cost debt, expand their business, or make a prudent acquisition. For example, in October I bought Jitney Jungle 10 3/8% bonds. This Jackson, Mississippi grocery chain used the proceeds to acquire DelChamps, another grocer with contiguous markets. Jitney should be able to cut distribution costs and improve operations of the acquired stores.

--------------------------------------------------------------------------------
                                      HIGHLIHTS
--------------------------------------------------------------------------------

                                                                     PERCENT OF
TOP FIVE HOLDINGS                                                    NET ASSETS
--------------------------------------------------------------------------------
Holmes Products Corp. (144A) . . . . . . . . . . . . . . . . . . . . . . . 2.1%
   (Household Furniture & Appliances)
National Equipment Services, Inc.. . . . . . . . . . . . . . . . . . . . . 2.1
   (Building Equipment)
Qwest Communications International, Inc. . . . . . . . . . . . . . . . . . 1.9
   (Telecommunications)
Dyersburg Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.8
   (Textiles)
Jitney-Jungle Stores of America, Inc.. . . . . . . . . . . . . . . . . . . 1.8
   (Retail - Food Chains)


TOP FIVE PURCHASES                                                         COST
(June to Dec.)                                                          (000'S)
--------------------------------------------------------------------------------
Holmes Products Corp. (144A) . . . . . . . . . . . . . . . . . . . . . .$1,504
National Equipment Services, Inc.. . . . . . . . . . . . . . . . . . . . 1,482
Heritage Media Services. . . . . . . . . . . . . . . . . . . . . . . . . 1,328
Qwest Communications International, Inc. . . . . . . . . . . . . . . . . 1,306
Big 5 Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1,253


TOP FIVE SALES                                                         PROCEEDS
(June to Dec.)                                                          (000's)
--------------------------------------------------------------------------------
Heritage Media Services. . . . . . . . . . . . . . . . . . . . . . . . .$2,406
Snyder Oil Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1,272
Specialty Equipment Co.. . . . . . . . . . . . . . . . . . . . . . . . . 1,083
AES Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 995
Shop Vac Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 814


                                                                     PERCENT OF
TOP FIVE INDUSTRIES                                                  NET ASSETS
--------------------------------------------------------------------------------
Broadcast Media  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11%
Telecommunications . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
Foods. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4
Hospital Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
Telephone. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2

--------------------------------------------------------------------------------
CURRENT YIELD (30-DAY) . . . . . . . . . . . . . . . . . . . . . . . . . .8.43
WEIGHTED AVERAGE MATURITY. . . . . . . . . . . . . . . . . . . . . . 8.1 YEARS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     REPORT FROM THE HIGH-YIELD BOND FUND MANAGER

     I also established a position in National Equipment Services, a heavy-duty equipment rental company that intends to grow via acquisition and whose bonds were attractively priced.

     I built a position in Holmes Products, a manufacturer of home comfort products including space heaters, air conditioners and dehumidifiers. The company's products are made under contract in China and are sold through the major retailers such as Wal-Mart, Costco, Home Depot and through national drugstore chains.

     I sold bonds I felt offered limited upside potential. Among those sold were Universal Outdoor, ShopVac and Snyder Oil. Universal Outdoor was acquired by Clear-Channel Communications, and the bonds traded up nicely. ShopVac had also appreciated substantially and it was time to put the money to work in bonds with greater potential. Snyder Oil had also appreciated in price, and given my negative outlook for oil and gas prices, I felt it prudent to reduce my exposure here.

     Looking forward to 1998, I am cautiously optimistic about the high-yield market. I expect healthy economic growth, although at a somewhat slower pace than was experienced in 1997. The financial turmoil in Asia will have some effect on U.S. economic performance, but it is too soon to gauge its full impact. Slower growth out of that region, together with the stronger dollar, may contribute to continued low inflation thus may preclude the need for the Federal Reserve to raise interest rates.

     I will continue to use fundamental credit analysis to identify companies which offer good relative performance, as well as safety of principal. While I intend to maintain a well-diversified portfolio, when I believe it is appropriate and opportunity for outperformance is present, I will overweight certain market segments (such as telecom currently).

Robert Kern

--------------------------------------------------------------------------------
Robert Kern joined SAFECO in 1988 with B.S. degrees in business and accounting from the Universities of Washington and Puget Sound respectively. Bob is a Certified Public Accountant and a Chartered Financial Analyst.

--------------------------------------------------------------------------------

                              PORTFOLIO OF INVESTMENTS
                             SAFECO HIGH-YIELD BOND FUND
                               As of December 31, 1997



PRINCIPAL
AMOUNT (000'S)                                 VALUE (000'S)
------------------------------------------------------------

CORPORATE BONDS - 91.9%

ADVERTISING - 1.5%
    $1,000   Lamar Advertising Co.
             9.625%, due 12/01/06. . . . . . . . . . .$1,076
AGRICULTURE/FERTILIZER PRODUCTS - 1.5%
     1,000   Sun World International
             (Series B)
             11.25%, due 4/15/04 . . . . . . . . . . . 1,077
BANKS - REGIONAL - 1.9%
     1,250   Bay View Capital Corp.
             9.125%, due 8/15/07 . . . . . . . . . . . 1,287
BEVERAGES  - 1.8%
     1,250   Coca-Cola Bottling Group
             (Southwest), Inc.
             9.00%, due 11/15/03 . . . . . . . . . . . 1,281
BROADCASTING - 11.2%
     1,250   Adelphia Communications Corp.
             9.25%, due 10/01/02 . . . . . . . . . . . 1,275

             Cablevision Systems Corp.
       500   9.875%, due 5/15/06 . . . . . . . . . . . . 549
     1,000   7.875%, due 12/15/07. . . . . . . . . . . 1,020

             Century Communications Corp.
       500   9.50%, due 3/01/05. . . . . . . . . . . . . 529
       500   8.875%, due 1/15/07 . . . . . . . . . . . . 515

     1,000 ++Intermedia Telecom, Inc. (144A)
             8.875%, due 11/01/07
             (acquired 10/24/97) . . . . . . . . . . . 1,025

     1,000   Jones Intercable, Inc.
             8.875%, due 4/01/07 . . . . . . . . . . . 1,045

       500   SFX Broadcasting, Inc. (Series B)
             10.75%, due 5/15/06 . . . . . . . . . . . . 548

       500   Sinclair Broadcast Group, Inc.
             8.75%, due 12/15/07 . . . . . . . . . . . . 500

     1,000   Young Broadcasting, Inc.
             9.00%, due 1/15/06. . . . . . . . . . . . 1,000
BUILDING EQUIPMENT - 2.1%
     1,500   National Equipment Services, Inc.
             10.00%, due 11/30/04. . . . . . . . . . . 1,481

BUILDING MATERIALS - 0.7%
       500   Synthetic Industries, Inc.
             9.25%, due 2/15/07. . . . . . . . . . . . . 527

CHEMICALS - 0.7%
       500   Atlantis Group, Inc.
             11.00%, due 2/15/03 . . . . . . . . . . . . 507

CHEMICALS - SPECIALTY - 0.7%
       500 ++Sovereign Specialty
             Chemicals, Inc. (144A)
             9.50%, due 8/01/07
             (acquired 8/05/97). . . . . . . . . . . . . 512

COMPUTERS - HARDWARE - 1.2%
     1,000   HMT Technology Corp.
             5.75%, due 1/15/04. . . . . . . . . . . . . 876

CONTAINERS - METAL & GLASS - 0.7%
       500   Applied Extrusion
             Technologies, Inc. (Series B)
             11.50%, due 4/01/02 . . . . . . . . . . . . 533

COSMETICS - 2.2%
       500   Coty, Inc.
             10.25%, due 5/01/05 . . . . . . . . . . . . 531

     1,000   French Fragrances, Inc. (Series B)
             10.375%, due 5/15/07. . . . . . . . . . . 1,045

DRUGS - 2.4%
       750   Chattem, Inc. (Series B)
             12.75%, due 6/15/04 . . . . . . . . . . . . 855
     1,000   IVAX Corp.
             6.50%, due 11/15/01 . . . . . . . . . . . . 852

ELECTRONICS - 0.7%
       500   Plantronics, Inc.
             10.00%, due 1/15/01 . . . . . . . . . . . . 517


                          SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                               PORTFOLIO OF INVESTMENTS
                             SAFECO HIGH-YIELD BOND FUND
                               As of December 31, 1997



PRINCIPAL
AMOUNT (000'S)                                 VALUE (000'S)
--------------------------------------------------------------------------------
ENVIRONMENTAL - 1.7%
    $1,000 ++Allied Waste North
             America, Inc. (144A)
             11.30%, due 6/01/02 Step Bond
             (acquired 5/15/97). . . . . . . . . . . .$  700

       500   Allied Waste North
             America, Inc.
             10.25%, due 12/01/06. . . . . . . . . . . . 549

FINANCIAL - 2.1%
     1,000   Americredit Corp.
             9.25%, due 2/01/04. . . . . . . . . . . . . 995

       500   DVI, Inc.
             9.875%, due 2/01/04 . . . . . . . . . . . . 521

FOOD - 3.9%
       500   Chiquita Brands International, Inc.
             10.25%, due 11/01/06. . . . . . . . . . . . 546

       500   Curtice Burns Foods, Inc.
             12.25%, due 2/01/05 . . . . . . . . . . . . 551

     1,100 ++Gorges/Quik-To-Fix Foods (144A)
             11.50%, due 12/01/06
             (acquired 11/25/96) . . . . . . . . . . . 1,161

       500   International Home Foods, Inc.
             10.375%, due 11/01/06 . . . . . . . . . . . 549

FOOTWEAR - 1.3%
     1,000   Nine West Group, Inc.
             8.375%, due 8/15/05 . . . . . . . . . . . . 960

GAMING - 0.8%
       500   Aztar Corp.
             13.75%, due 10/01/04. . . . . . . . . . . . 573

HOSPITAL MANAGEMENT - 3.2%
     1,250 ++Integrated Health
             Services, Inc. (144A)
             9.50%, due 9/15/07
             (acquired 5/30/97). . . . . . . . . . . . 1,281

     1,000   Quorum Health Group, Inc.
             8.75%, due 11/01/05 . . . . . . . . . . . 1,031

HOTELS/MOTELS - 0.7%
     1,500   HMH Properties, Inc.
             9.50%, due 5/15/05. . . . . . . . . . . . 1,532

HOUSEHOLD FURNITURE & APPLIANCES - 2.1%
     1,500 ++Holmes Products Corp. (144A)
             9.875%, due 11/15/07
             (acquired 11/18/97) . . . . . . . . . . . 1,526

INDUSTRIAL PRODUCT & SUPPLIER - 0.7%
       500   Printpack, Inc.
             10.625%, due 8/15/06. . . . . . . . . . . . 530

IRON & STEEL - 0.7%
       500 ++Armco, Inc. (144A)
             9.00%, due 9/15/07
             (acquired 9/12/97). . . . . . . . . . . . . 486

LEISURE TIME - 5.7%
     1,000   AMC Entertainment, Inc.
             9.50%, due 3/15/09. . . . . . . . . . . . 1,037

       919   AMF Bowling WW (Series B)
             12.25%, due 3/15/01 Step Bond . . . . . . . 723

       500   Cinemark USA, Inc. (Series B)
             9.625%, due 8/01/08 . . . . . . . . . . . . 519

       500   (Series D)
             9.625%, due 8/01/08 . . . . . . . . . . . . 519

     1,250   Speedway Motorsports, Inc.
             8.50%, due 8/15/07. . . . . . . . . . . . 1,275

MANUFACTURING - DIVERSIFIED - 1.5%
     1,000   Plastic Specialties and
             Technologies, Inc.
             11.25%, due 12/01/03. . . . . . . . . . . 1,090

MANUFACTURING - SPECIALIZED - 0.7%
       500 ++Flextronics International, Ltd. (144A)
             8.75%, due 10/15/07
             (acquired 10/09/97) . . . . . . . . . . . . 496


                          SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                               PORTFOLIO OF INVESTMENTS
                             SAFECO HIGH-YIELD BOND FUND
                               As of December 31, 1997




PRINCIPAL
AMOUNT (000'S)                                  VALUE (000'S)
-------------------------------------------------------------

METALS - 3.0%
    $1,000   Commonwealth Aluminum Corp.
             10.75%, due 10/01/06. . . . . . . . . . .$1,073
     1,000   Wells Aluminum Corp. (Series B)
             10.125%, due 6/01/05. . . . . . . . . . . 1,060

OFFICE EQUIPMENT & SUPPLIES - 1.5%
     1,200   Corporate Express, Inc.
             4.50%, due 7/01/00
             Convertible . . . . . . . . . . . . . . . 1,061

OIL SERVICES - 1.8%
       500   ICO, Inc. (Series B)
             10.375%, due 6/01/07. . . . . . . . . . . . 536

       750 ++Newpark Resources, Inc. (144A)
             8.625%, due 12/15/07
             (acquired 12/10/97) . . . . . . . . . . . . 762

PAPER & FOREST PRODUCTS - 1.4%
       500   Specialty Paperboard, Inc.
             9.375%, due 10/15/06. . . . . . . . . . . . 520

       500   The Fonda Group (Series B)
             9.50%, due 3/01/07. . . . . . . . . . . . . 470

POWER PRODUCER - 1.4%
     1,000   AES Corp.
             8.50%, due 11/01/07 . . . . . . . . . . . 1,000

REFINING - 2.2%
       500   Crown Central Petroleum Corp.
             10.875%, due 2/01/05. . . . . . . . . . . . 530

     1,000 ++United Refining Co. (144A)
             10.75%, due 6/15/07
             (acquired 6/09/97). . . . . . . . . . . . 1,050

RESTAURANTS - 2.9%
     1,000   Apple South, Inc.
             9.75%, due 6/01/06. . . . . . . . . . . . 1,045

     1,000 ++Perkins Family Restaurants (144A)
             10.125%, due 12/15/07
             (acquired 12/17/97) . . . . . . . . . . . 1,013

RETAIL - 0.7%
    $  500   K-Mart Corp.
             7.95%, due 2/01/23. . . . . . . . . . . .$  479

RETAIL - DEPARTMENT STORES - 1.8%
     1,250   Specialty Retailers, Inc.
             9.00%, due 7/15/07. . . . . . . . . . . . 1,275

RETAIL - FOOD CHAINS - 1.8%
     1,250   Jitney-Jungle Stores of
             America, Inc.
             10.375%, due 9/15/07. . . . . . . . . . . 1,297

RETAIL - SPECIALTY - 1.7%
    $1,250 ++Big 5 Corp. (144A)
             10.875%, due 11/15/07
             (acquired 11/07/97) . . . . . . . . . . . 1,244

SAVINGS & LOAN - SAVINGS BANK - 0.8%
       500 ++First Nationwide
             Holdings, Inc. (144A)
             10.625%, due 10/01/03
             (acquired 9/13/96). . . . . . . . . . . . . 560

SERVICES - COMMERCIAL & CONSUMER - 0.7%
       500   Unicco Service Co.
             9.875%, due 10/15/07. . . . . . . . . . . . 498

TELECOMMUNICATIONS - 5.7%
     1,000   Paging Network, Inc.
             10.00%, due 10/15/08. . . . . . . . . . . 1,036

     1,250   PhoneTel Technologies
             12.00%, due 12/15/06. . . . . . . . . . . 1,297

     2,000 ++Qwest Communications
             International, Inc. (144A)
             9.47%, due 10/15/02 Step Bond
             (acquired 10/09/97) . . . . . . . . . . . 1,350
       500 ++Telegroup, Inc. (144A)
             10.50%, due 5/1/00 Step Bond
             (acquired 10/20/97) . . . . . . . . . . . . 388


                          SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                               PORTFOLIO OF INVESTMENTS
                             SAFECO HIGH-YIELD BOND FUND
                               As of December 31, 1997



PRINCIPAL
AMOUNT (000'S)                                  VALUE (000'S)
-------------------------------------------------------------
TELEPHONE - 1.8%
    $1,250   GCI, Inc.
             9.75%, due 8/01/07. . . . . . . . . . . .$1,297

TEXTILES - 1.8%
     1,250   Dyersburg Corp.
             9.75%, due 9/07/07. . . . . . . . . . . . 1,306

TEXTILES - HOME FURNISHINGS - 1.4%
     1,000 ++Maxim Group, Inc. (144A)
             9.25%, due 10/15/07
             (acquired 12/01/97) . . . . . . . . . . . . 993

TEXTILES - SPECIALTY - 1.4%
     1,000   Polymer Group, Inc. (Series B)
             9.00%, due 7/01/07. . . . . . . . . . . . . 998

TRANSPORTATION - 1.4%
     1,000   International Shipholding Corp.
             9.00%, due 7/01/03. . . . . . . . . . . . 1,025

TRUCKERS - 1.8%
     1,250   Allied Holdings, Inc.
             8.625%, due 10/01/07. . . . . . . . . . . 1,278

UTILITIES - 0.5%
       314   Midland Cogeneration
             Venture, L.P.
             10.33%, due 7/23/02 . . . . . . . . . . . . 338
                                                     -------

TOTAL CORPORATE BONDS. . . . . . . . . . . . . . . . .65,892
                                                      ------

SHARES OR
PRINCIPAL
AMOUNT (000'S)                                 VALUE (000'S)
------------------------------------------------------------
PREFERRED STOCK - 3.7%

BROADCAST MEDIA - 2.5%
         5   American Radio
             Systems Corp. . . . . . . . . . . . . . $   626
         5   SFX Broadcasting, Inc.. . . . . . . . . . . 606
         5   Sinclair Broadcast
             Group, Inc. . . . . . . . . . . . . . . . . 552

RAILROADS - 1.2%
       500   SFP Pipeline
             Partners L.P. . . . . . . . . . . . . . . . 845
                                                     -------
TOTAL PREFERRED STOCK. . . . . . . . . . . . . . . . . 2,629
                                                     -------
TEMPORARY INVESTMENTS - 1.8%
INVESTMENT COMPANIES:
    $1,294   SSgA Prime Money
             Market Portfolio. . . . . . . . . . . . . 1,294
                                                     -------
TOTAL TEMPORARY INVESTMENTS. . . . . . . . . . . . . . 1,294
                                                     -------

TOTAL INVESTMENTS - 97.4%. . . . . . . . . . . . . . .69,815
Other Assets, less Liabilities . . . . . . . . . . . . 1,857
                                                     -------
NET ASSETS     . . . . . . . . . . . . . . . . . . . $71,672
                                                     -------
                                                     -------

--------------------------------------------------------------------------------
++ Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer." The total value of such securities is $14,546,438 and the total value is 20.3% of net assets.

                          SEE NOTES TO FINANCIAL STATEMENTS

                             REPORT FROM THE FUND MANAGER
                                   SAFECO GNMA FUND
                                  December 31, 1997
--------------------------------------------------------------------------------

                                     [PHOTOGRAPH]
                                    PAUL STEVENSON


     For the year ended December 31, 1997, the SAFECO GNMA Fund returned 8.97%, outperforming its Morningstar peer group at 8.49%, placing 42 out of 120 funds. For the quarter ended the same date, the Fund returned 2.18% versus 2.23%, for the Morningstar peer group. Meanwhile, the Merrill Lynch GNMA Mortgage Index returned 9.54% for the year, and 2.25% during the quarter.
     The Fund outperformed its peer group for the year by holding longer-term bonds, yet waned in the last quarter as our "seasoned" paper (higher-yielding GNMAs that have survived several waves of refinancing and are less likely to be called) lost ground to other mortgage securities, such as FNMA and FHLMC, which the Fund holds less of. Our under-performance of the index is due to the makeup of the index itself. Unlike your Fund, an index is a paper portfolio that has no fees, no call features, and no transaction expenses. Given these advantages, few bond funds beat their respective index.
     The fourth quarter of 1997 was very good to bond investors as the bond rally continued to roll on. Even though the U.S. economy continued to show surprising strength so late in an

               PERFORMANCE OVERVIEW - NO-LOAD CLASS

               AVERAGE ANNUAL TOTAL RETURN FOR THE
               PERIODS ENDED DECEMBER 31, 1997
                  1 Year               8.97%
                  5 Year               6.05%
                  10 Year              8.08%

[GRAPH]

                                              INVESTMENT
                                                VALUE
                                      SAFECO               MERRILL
                                       GNMA                 LYNCH
                                       FUND:             GNMA INDEX:
                                      $21,746              $25,475
               ----------------------------------------------------
               12/31/87                10,000              10,000
               01/31/88                10,194              10,441
               02/28/88                10,279              10,562
               03/31/88                10,248              10,463
               04/30/88                10,271              10,392
               05/31/88                10,187              10,354
               06/30/88                10,394              10,649
               07/31/88                10,383              10,609
               08/31/88                10,394              10,616
               09/30/88                10,567              10,881
               10/31/88                10,850              11,145
               11/30/88                10,792              10,974
               12/31/88                10,781              10,924
               01/31/89                10,894              11,113
               02/28/89                10,862              11,035
               03/31/89                10,872              11,038
               04/30/89                11,053              11,250
               05/31/89                11,332              11,597
               06/30/89                11,608              11,957
               07/31/89                11,861              12,169
               08/31/89                11,703              12,019
               09/30/89                11,757              12,071
               10/31/89                11,969              12,379
               11/30/89                12,100              12,527
               12/31/89                12,174              12,601
               01/31/90                12,039              12,469
               02/28/90                12,094              12,581
               03/31/90                12,109              12,597
               04/30/90                11,942              12,478
               05/31/90                12,308              12,876
               06/30/90                12,473              13,087
               07/31/90                12,701              13,308
               08/31/90                12,588              13,415
               09/30/90                12,671              13,537
               10/31/90                12,778              13,703
               11/30/90                13,062              14,007
               12/31/90                13,234              14,240
               01/31/91                13,422              14,444
               02/28/91                13,500              14,545
               03/31/91                13,570              14,656
               04/30/91                13,717              14,801
               05/31/91                13,826              14,920
               06/30/91                13,842              14,942
               07/31/91                14,062              15,193
               08/31/91                14,288              15,479
               09/30/91                14,536              15,758
               10/31/91                14,751              16,007
               11/30/91                14,825              16,117
               12/31/91                15,194              16,516
               01/31/92                14,983              16,316
               02/28/92                15,105              16,478
               03/31/92                15,018              16,374
               04/30/92                15,129              16,548
               05/31/92                15,422              16,854
               06/30/92                15,585              17,117
               07/31/92                15,808              17,217
               08/31/92                15,970              17,470
               09/30/92                16,099              17,600
               10/31/92                15,933              17,465
               11/30/92                16,001              17,554
               12/31/92                16,212              17,770
               01/31/93                16,451              18,004
               02/28/93                16,631              18,171
               03/31/93                16,697              18,283
               04/30/93                16,755              18,383
               05/31/93                16,804              18,480
               06/30/93                17,087              18,655
               07/31/93                17,157              18,744
               08/31/93                17,338              18,781
               09/30/93                17,357              18,791
               10/31/93                17,386              18,848
               11/30/93                17,220              18,855
               12/31/93                17,359              19,042
               01/31/94                17,553              19,192
               02/28/94                17,287              19,101
               03/31/94                16,738              18,605
               04/30/94                16,593              18,468
               05/31/94                16,649              18,506
               06/30/94                16,575              18,467
               07/31/94                16,895              18,831
               08/31/94                16,933              18,882
               09/30/94                16,678              18,671
               10/31/94                16,635              18,658
               11/30/94                16,490              18,611
               12/31/94                16,618              18,810
               01/31/95                16,959              19,216
               02/28/95                17,356              19,730
               03/31/95                17,414              19,827
               04/30/95                17,637              20,109
               05/31/95                18,123              20,709
               06/30/95                18,200              20,845
               07/31/95                18,221              20,897
               08/31/95                18,418              21,120
               09/30/95                18,595              21,339
               10/31/95                18,739              21,517
               11/30/95                18,959              21,751
               12/31/95                19,191              22,029
               01/31/96                19,318              22,197
               02/28/96                19,057              22,021
               03/31/96                18,945              21,992
               04/30/96                18,869              21,921
               05/31/96                18,827              21,838
               06/30/96                19,086              22,086
               07/31/96                19,114              22,185
               08/31/96                19,111              22,216
               09/30/96                19,428              22,574
               10/31/96                19,786              23,027
               11/30/96                20,080              23,379
               12/31/96                19,955              23,257
               01/31/97                20,084              23,420
               02/28/97                20,129              23,509
               03/31/97                19,915              23,288
               04/30/97                20,243              23,659
               05/31/97                20,417              23,909
               06/30/97                20,665              24,188
               07/31/97                21,107              24,624
               08/31/97                21,031              24,593
               09/30/97                21,282              24,911
               10/31/97                21,504              25,163
               11/30/97                21,539              25,229
               12/31/97                21,746              25,475

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

                          REPORT FROM THE GNMA FUND MANAGER

economic cycle (going on seven years), bond investors found much to feel good about. Fears of an over-heated economy (likely leading to a pickup in inflation and possible Fed tightening) were quelled by favorable news on many fronts. Anticipated inflationary pressures never surfaced -- the Consumer Price Index
(CPI) came in at only 1.7% for the year.
     On the demand side, it appears some investors have started shifting funds out of the equity markets into the fixed-income markets, seriously wondering whether the stock market could soar one more year, having done so for four years running. Also, as the Asian financial drama unfolded, foreign investors, looking for a safe haven, stepped up their purchases of U.S. Treasury securities. Both trends have led to lower U.S. rates.
     Many economists believe the U.S. will experience a slight economic slowdown, and our strong currency will lead to cheaper import prices. So in summary, bond investors are having it their way for a change, and I believe the markets will continue to treat bonds favorably.
     As can be expected during a sustained bond market rally, non-callable securities fared better than their callable brethren, with longer maturity bonds doing particularly well. Generally 30-year pass-through securities outperformed 15- and five- to seven-year securities. Similarly, mortgage securities which were backed by residential loans and less likely to be refinanced (lower note rate or "discounts") generated better returns as investors were more confident of not having their investment called away early. Bear Stearns currently estimates that over 60% of the fixed-rate mortgage market is subject to refinancing. (Because mortgages are callable, investors risk having to reinvest their called mortgage security money at lower, current rates. Mortgage securities will have to be offered at greater yields relative to noncallable alternatives to keep up the demand. I expect mortgage-backed securities will perform similarly to other fixed-income sectors if the bond market continues to rally, yet outperform if rates rise.)
     I continue to keep the emphasis of the portfolio in 30-year pass-through securities (approximately 85%-95%), and the balance in either

----------------------------------------------
                 HIGHLIGHTS
----------------------------------------------
CURRENT YIELD (30-DAY) . . . . . . . . . 6.34%
WEIGHTED AVERAGE MATURITY. . . . . .25.2 YEARS
----------------------------------------------

--------------------------------------------------------------------------------

                          REPORT FROM THE GNMA FUND MANAGER

well-structured agency CMOs or U.S. Treasuries. Cash is kept to a minimum, at just enough to handle the daily fluctuations. At quarter-end, the SAFECO GNMA Fund's duration (sensitivity to interest rates) and weighted average life were 3.6 and 6.2 years, versus 2.3 and 6 years for the Lehman Brothers GNMA Mortgage Index.
     The Fund will continue to reflect my investment style of seeking base hits, rather than going for the spectacular-- and rare -- home run. I will maintain the Fund's basic portfolio characteristics with four goals in mind: First, the portfolio will generally reflect the characteristics of its peer group. Second, I will also try to identify the right sectors to be in. Third, I will conduct opportunistic trading, and fourth, will adjust the duration within reasonable limits to match our interest rate and prepayment outlook.




Paul Stevenson
--------------------------------------------------------------------------------
Paul Stevenson joined SAFECO in 1986 as mortgage securities analyst. He became GNMA Fund manager in 1988. Stevenson has a Bachelor of Arts in finance from Washington State University, an MBA from the University of Washington, and is a Chartered Financial Analyst.


                               PORTFOLIO OF INVESTMENTS
                                        SAFECO
                                      GNMA FUND
                               As of December 31, 1997


PRINCIPAL
AMOUNT (000'S) . . . . . . . . . . . . . . . . VALUE (000'S)
------------------------------------------------------------

U.S. GOVERNMENT AND
AGENCY SECURITIES -97.5%

COLLATERIZED MORTGAGE OBLIGATION (CMO) - 10.7%
   $12,000   7.00%, FNMA REMIC
             1993-226 PH PAC
             due 5/25/22 . . . . . . . . . . . . . . $31,874
     1,263   6.50%, FNMA REMIC
             1993-119 H PAC
             due 7/25/23 . . . . . . . . . . . . . . . 1,256
     1,000   6.00%, FNMA REMIC
             1993-191 C PAC
             due 10/25/08. . . . . . . . . . . . . . . . 974

FEDERAL HOME LOAN MORTGAGE
CORP. (FHLMC) - 2.7%
       987   7.50%, due 11/01/19 . . . . . . . . . . . 1,019

FEDERAL NATIONAL MORTGAGE
ASSOCIATION (FNMA) - 10.3%
     3,967   6.50%, due 8/01/23-10/01/23 . . . . . . . 3,948

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION (GNMA) - 73.8%
     1,273   9.50%, due 3/15/20. . . . . . . . . . . . 1,386
     4,537   8.50%, due 11/15/24 . . . . . . . . . . . 4,797
     2,755   8.00%, due 6/15/21-12/15/22 . . . . . . . 2,872
    10,980   7.50%, due 1/15/22-4/20/23. . . . . . . .11,300
     5,604   7.00%, due 10/20/24-3/20/26 . . . . . . . 5,633
     2,203   6.50%, due 11/20/25-3/20/26 . . . . . . . 2,171
                                                    --------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES. . . . . .37,230
                                                    --------
TEMPORARY INVESTMENTS - 0.0%
INVESTMENT COMPANIES:
         4   SSgA Prime Money
             Market Portfolio. . . . . . . . . . . . . . . 4
                                                    --------
TOTAL TEMPORARY INVESTMENTS. . . . . . . . . . . . . . . . 4
                                                    --------
TOTAL INVESTMENTS - 97.5%. . . . . . . . . . . . . . .37,234
                                                    --------
Other Assets, less Liabilities . . . . . . . . . . . . . 938
                                                    --------
NET ASSETS   . . . . . . . . . . . . . . . . . . . . $38,172
                                                    --------
                                                    --------

------------------------------------------------------------


             SEE NOTES TO FINANCIAL STATEMENTS

                             REPORT FROM THE FUND MANAGER
                               SAFECO INTERMEDIATE-TERM
                                  U.S. TREASURY FUND
                                  December 31, 1997
--------------------------------------------------------------------------------

[PHOTOGRAPH]
RONALD SPAULDING

     The SAFECO Intermediate-Term U.S. Treasury Fund outperformed its index and peer group for the year and six-month period ended December 31, 1997. For the year, your Fund returned 8.29% versus 7.76% for the Merrill Lynch index and 8.11% for the average fund reported by Lipper Analytical Services. For the six months, the Fund returned 6.17%, while the Merrill Lynch index of U.S. Treasuries, 1-10 Years returned 4.88%, and the average intermediate U.S. Treasury mutual fund--as reported by Lipper Analytical Services--returned 5.82%.
     Surprisingly low price inflation in the face of a strong economy and low unemployment rate drove bond prices higher through the last eight months of the year. The economic and financial turmoil in Asia in the second half of the year added impetus to the upward move as investors sought refuge in the safety of U.S. Treasury bonds. Also investors reckoned that weakness in the Asian economies and currencies would slow domestic growth and price inflation, making prospects for bonds positive into the new year.
     We beat the index and peer group by positioning the average maturity of the Fund to take advantage of the economic environment. As longer maturities will perform better in a declining rate environment, we decided at mid-year we wanted to position the average maturity of the

               PERFORMANCE OVERVIEW - NO-LOAD CLASS

               AVERAGE ANNUAL TOTAL RETURN FOR THE
               PERIODS ENDED DECEMBER 31, 1997
                  1-YEAR               8.29%
                  5-YEAR               6.28%
                  SINCE INCEPTION*     7.56%

[GRAPH]

                                               INVESTMENT
                                                 VALUE
                                       SAFECO
                                    INTERMEDIATE          MERRILL
                                      TERM U.S.            LYNCH
                                    TREASURY FUND:     TERM TREASURY
                                       $19,631         INDEX: $20,619
               ------------------------------------------------------
               09/30/88                10,000              10,000
               10/31/88                10,192              10,136
               11/30/88                10,113              10,048
               12/31/88                10,125              10,057
               01/31/89                10,185              10,156
               02/28/89                10,133              10,114
               03/31/89                10,151              10,164
               04/30/89                10,330              10,351
               05/31/89                10,511              10,569
               06/30/89                10,751              10,839
               07/31/89                10,939              11,060
               08/31/89                10,837              10,906
               09/30/89                10,882              10,961
               10/31/89                11,065              11,186
               11/30/89                11,146              11,295
               12/31/89                11,169              11,324
               01/31/90                11,102              11,259
               02/28/90                11,158              11,288
               03/31/90                11,152              11,310
               04/30/90                11,123              11,270
               05/31/90                11,334              11,509
               06/30/90                11,449              11,658
               07/31/90                11,603              11,826
               08/31/90                11,561              11,774
               09/30/90                11,606              11,882
               10/31/90                11,699              12,047
               11/30/90                11,820              12,227
               12/31/90                11,968              12,400
               01/31/91                12,022              12,526
               02/28/91                12,116              12,591
               03/31/91                12,202              12,660
               04/30/91                12,337              12,791
               05/31/91                12,402              12,864
               06/30/91                12,417              12,877
               07/31/91                12,572              13,016
               08/31/91                12,783              13,259
               09/30/91                12,976              13,485
               10/31/91                13,115              13,637
               11/30/91                13,250              13,797
               12/31/91                13,586              14,134
               01/31/92                13,431              13,991
               02/28/92                13,448              14,044
               03/31/92                13,399              13,987
               04/30/92                13,501              14,115
               05/31/92                13,695              14,316
               06/30/92                13,909              14,524
               07/31/92                14,256              14,793
               08/31/92                14,367              14,964
               09/30/92                14,634              15,171
               10/31/92                14,366              14,985
               11/30/92                14,277              14,918
               12/31/92                14,478              15,115
               01/31/93                14,851              15,397
               02/28/93                15,179              15,628
               03/31/93                15,241              15,686
               04/30/93                15,350              15,810
               05/31/93                15,299              15,763
               06/30/93                15,670              15,990
               07/31/93                15,694              16,022
               08/31/93                16,081              16,267
               09/30/93                16,172              16,337
               10/31/93                16,208              16,366
               11/30/93                15,948              16,287
               12/31/93                16,048              16,351
               01/31/94                16,256              16,514
               02/28/94                15,826              16,279
               03/31/94                15,493              16,051
               04/30/94                15,383              15,942
               05/31/94                15,390              15,959
               06/30/94                15,361              15,970
               07/31/94                15,564              16,168
               08/31/94                15,604              16,219
               09/30/94                15,434              16,088
               10/31/94                15,440              16,092
               11/30/94                15,408              16,012
               12/31/94                15,468              16,072
               01/31/95                15,645              16,339
               02/28/95                15,879              16,652
               03/31/95                15,960              16,743
               04/30/95                16,157              16,935
               05/31/95                16,774              17,419
               06/30/95                16,886              17,533
               07/31/95                16,755              17,545
               08/31/95                16,955              17,689
               09/30/95                17,142              17,808
               10/31/95                17,403              18,008
               11/30/95                17,757              18,232
               12/31/95                18,059              18,418
               01/31/96                18,117              18,576
               02/28/96                17,676              18,368
               03/31/96                17,490              18,280
               04/30/96                17,454              18,222
               05/31/96                17,451              18,212
               06/30/96                17,577              18,390
               07/31/96                17,632              18,447
               08/31/96                17,631              18,467
               09/30/96                17,828              18,701
               10/31/96                18,047              19,006
               11/30/96                18,279              19,240
               12/31/96                18,128              19,135
               01/31/97                18,184              19,206
               02/28/97                18,136              19,227
               03/31/97                17,915              19,129
               04/30/97                18,167              19,343
               05/31/97                18,307              19,492
               06/30/97                18,489              19,660
               07/31/97                19,022              20,029
               08/31/97                18,793              19,944
               09/30/97                19,075              20,164
               10/31/97                19,410              20,398
               11/30/97                19,419              20,445
               12/31/97                19,631              20,619


* The Fund's inception was September 7, 1988. Graph and average annual return comparison begins September 30, 1988.

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

REPORT FROM THE FUND MANAGER

     Fund significantly longer than our benchmark index. At mid-year we lengthened the maturity of the fund. As the year progressed we took care to remain fully invested to take advantage of rising bond prices. For this time period the strategy served us well.
     At year end the average maturity of the Fund was 6.0 years compared to 3.8 years for the Merrill Lynch index of U.S. Treasuries, 1-10 Years. Eighteen per cent of net assets were invested in U.S. Government agencies. The balance was invested in U.S. Treasuries and a small cash position.
     Bond prices at year end incorporate all the good news on the economic and inflation front as well as a very optimistic view of 1998. While we, too, are optimistic about 1998, we don't expect bond prices to improve significantly from these levels. We expect bonds to earn their coupon this year while other financial assets may struggle to earn similar returns. As the new year begins, we plan to keep the average maturity longer than the benchmark index. If the economic and inflation environment begins to deteriorate, we will shorten the maturity of the portfolio.



Ronald Spaulding
--------------------------------------------------------------------------------
Ronald Spaulding is the chief investment officer of SAFECO Corporation. In 1995, he became vice president and treasurer of SAFECO Corporation, director of the insurance subsidiaries, vice chairman of SAFECO Asset Management Company, and vice president and treasurer of SAFECO Mutual Funds. He holds an M.B.A. from the University of Washington and is a chartered financial analyst.


                               PORTFOLIO OF INVESTMENTS
                               SAFECO INTERMEDIATE-TERM
                                  U.S. TREASURY FUND
                               As of December 31, 1997



PRINCIPAL
AMOUNT (000'S)                                 VALUE (000'S)
------------------------------------------------------------

U.S. GOVERNMENT SECURITIES - 97.0%
U.S. FEDERAL AGENCY NOTES - 18.5%
    $1,500   6.88%, due 11/22/06 . . . . . . . . . .$  1,526
     1,500   6.26%, due 9/24/04. . . . . . . . . . . . 1,521

U.S. TREASURY NOTES - 71.5%
     2,450   7.75%, due 2/15/01  . . . . . . . . . . . 2,592
     1,200   7.50%, due 11/15/01 . . . . . . . . . . . 1,273
     2,070   7.25%, due 8/15/04  . . . . . . . . . . . 2,238
     1,560   6.88%, due 3/31/00  . . . . . . . . . . . 1,599
     3,900   6.50%, due 10/15/06 . . . . . . . . . . . 4,084

U.S. TREASURY PRINCIPAL STRIPS - 7.0%
     1,975   0.00%, due 2/15/07  . . . . . . . . . . . 1,162
                                                    --------
TOTAL U.S. GOVERNMENT SECURITIES . . . . . . . . . . .15,995
                                                    --------
TEMPORARY INVESTMENTS - 4.7%
INVESTMENT COMPANIES:
      $782   SSgA Prime Money
             Market Portfolio  . . . . . . . . . . .$    782
                                                    --------
TOTAL TEMPORARY INVESTMENTS. . . . . . . . . . . . . . . 782
                                                    --------
TOTAL INVESTMENTS - 101.7% . . . . . . . . . . . . . .16,777
                                                    --------
Liabilities, less other Assets . . . . . . . . . . . . (282)
                                                    --------
NET ASSETS   . . . . . . . . . . . . . . . . . . . . $16,495
                                                    --------

------------------------------------------------------------
                        HIGHLIGHTS
------------------------------------------------------------
CURRENT YIELD (30-DAY) . . . . . . . . . . . . . . . . 5.04%
WEIGHTED AVERAGE MATURITY. . . . . . . . . . . . . 6.0 YEARS

------------------------------------------------------------

                             REPORT FROM THE FUND MANAGER
                               SAFECO MANAGED BOND FUND
                                  December 31, 1997
--------------------------------------------------------------------------------

[PHOTOGRAPH]
MIKE HUGHES

     The Managed Bond Fund returned 8.23% for the year, and 2.94% for the quarter ended December 31, 1997, in line with its peer group of funds and behind the broad market. The average corporate bond fund delivered 8.65% for the year, and 2.24% for the quarter, as measured by Morningstar. The Lehman Brothers Government/Corporate Index, returned 9.76% for the year, and 3.22% for the quarter.
     The Fund gained ground against the peer group during the fourth quarter due to its substantial holding of U.S. Treasury securities, as Asian-market difficulties produced a "flight to quality" bid for U.S. Treasuries, causing corporate bonds and mortgage-backed securities to lag. Underperformance relative to the Lehman Brothers Government/Corporate Index can be attributed to the nature of the index itself. An index is a "portfolio on paper," it has no cash, and incurs no transaction costs or fees. Additionally, the index has no maturity restrictions, while the Fund is currently constrained to investing in securities with maturities of ten years or less.
     I took over the management responsibilities of the Managed Bond Fund during February 1997. Like my predecessor, I intend to emphasize high-quality intermediate-term securities in the portfolio. However, unlike my predecessor, my strategy will not rely on large swings in duration (lengthening or shortening the average maturity date of the Fund's bond portfolio, in anticipation of their sensitivity to interest rates) to distinguish this Fund from its peer group.
     In the past, Fund performance was heavily dependent on the duration decision. The Fund suffered when its portfolio had a duration that was either too long or too short and interest rates suddenly changed course. The duration of your Fund will not fluctuate as widely as it had in the past. I plan to keep the portfolio duration within plus or minus 15% of the benchmark index's duration. While duration will remain an important factor in my investment strategy, equally important will be sector positioning, credit

--------------------------------------------------------------------------------

                         S&P CREDIT RATING DISTRIBUTION
                         AS A PERCENT OF NET ASSETS
                         ------------------------------

                         [CHART]

                         1 AAA: 76%
                         2 A: 20%
                         3 BBB: 2%
                         4 Cash & Other: 2%


selection, and maturity structure within the portfolio. To the extent the prospectus allows, the Fund will consider utilizing mortgage-backed securities, triple-B rated corporate bonds, and securities with maturities longer than ten years.
     During the last quarter of the year, the Fund liquidated some of its U.S. Treasury holdings in order to take advantage of the softness in the corporate and mortgage-backed securities sectors of the market. At year end, the Fund held 52% of its assets in U.S. Treasury obligations, 27% in high-grade corporate bonds, 12% in mortgage-backed securities, 7% in AAA rated asset-backed securities, and 2% cash. The portfolio's effective duration was 6.2 years on December 31, 1997, slightly longer than the duration of the Lehman Brothers Intermediate Government/Corporate Bond Index at 5.3 years.
     The fundamentals behind bond bullishness remain intact. Inflation is under wraps and even falling. Meanwhile, the dollar is strong, encouraging foreign investors to buy U.S. bonds. Leading commodity prices are dropping, signaling that the benign inflationary environment


               MANAGED BOND FUND
               PERFORMANCE OVERVIEW -- NO LOAD CLASS

               AVERAGE ANNUAL TOTAL RETURN FOR THE
               PERIODS ENDED DECEMBER 31, 1997
               -----------------------------------
                  1-Year               8.23%
                  Since Inception*     5.59%

[GRAPH]

                                              INVESTMENT
                                                VALUE
                                       SAFECO
                                    MANAGED BOND    LEHMAN BROTHERS
                                        FUND:      GOV'/CORP. INDEX:
                                       $12,321          $13,088
               ------------------------------------------------------
               02/28/94                10,000              10,000
               03/31/94                 9,666               9,755
               04/30/94                 9,657               9,674
               05/31/94                 9,666               9,657
               06/30/94                 9,653               9,634
               07/31/94                 9,757               9,827
               08/31/94                 9,780               9,831
               09/30/94                 9,703               9,683
               10/31/94                 9,709               9,672
               11/30/94                 9,680               9,655
               12/31/94                 9,699               9,718
               01/31/95                 9,828               9,905
               02/28/95                 9,991              10,135
               03/31/95                10,038              10,203
               04/30/95                10,167              10,344
               05/31/95                10,533              10,778
               06/30/95                10,615              10,864
               07/31/95                10,541              10,822
               08/31/95                10,674              10,960
               09/30/95                10,791              11,072
               10/31/95                10,962              11,235
               11/30/95                11,178              11,420
               12/31/95                11,382              11,588
               01/31/96                11,400              11,660
               02/28/96                11,127              11,412
               03/31/96                11,010              11,317
               04/30/96                11,004              11,239
               05/31/96                11,009              11,219
               06/30/96                11,092              11,370
               07/31/96                11,127              11,396
               08/31/96                11,148              11,369
               09/30/96                11,239              11,571
               10/31/96                11,357              11,841
               11/30/96                11,486              12,058
               12/31/96                11,384              11,925
               01/31/97                11,407              11,939
               02/28/97                11,383              11,964
               03/31/97                11,236              11,822
               04/30/97                11,380              11,994
               05/31/97                11,469              12,106
               06/30/97                11,601              12,251
               07/31/97                11,942              12,626
               08/31/97                11,777              12,484
               09/30/97                11,968              12,680
               10/31/97                12,161              12,883
               11/30/97                12,180              12,952
               12/31/97                12,321              13,088


* The Fund's inception was June 25, 1992. Graph and average annual return comparison begins February 28, 1994 (initial public offering).

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

REPORT FROM THE FUND MANAGER

will likely continue. Still, bonds have come a long way, and will have great difficulty matching 1997 gains--unless the Asia crisis substantially impacts the U.S. economy.



Michael Hughes
--------------------------------------------------------------------------------
Mike Hughes joined SAFECO as portfolio manager in January 1997. He began his investment career in 1983. He graduated magna cum laude with a B.S. in finance from the University of Colorado in Boulder and holds an M.B.A. from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst.

------------------------------------------------
                 HIGHLIGHTS
------------------------------------------------
                                      PERCENT OF
BONDS BY TYPE                         NET ASSETS
------------------------------------------------
U.S. Treasury Securities . . . . . . . . . . 52%
Asset-Backed Securities. . . . . . . . . . . 19%
Corporate Bonds. . . . . . . . . . . . . . . 27%
Cash and Other . . . . . . . . . . . . . . . .2%
                                           -----
                                            100%
                                           -----
                                           -----
------------------------------------------------

CURRENT YIELD (30-day) . . . . . . . . . . 5.27%
WEIGHTED AVERAGE MATURITY. . . . . . . 7.6 YEARS

------------------------------------------------



                               PORTFOLIO OF INVESTMENTS
                               SAFECO MANAGED BOND FUND
                               As of December 31, 1997



PRINCIPAL
AMOUNT (000'S)                                 VALUE (000'S)
------------------------------------------------------------
ASSET-BACKED SECURITIES - 19.5%

COLLATERIZED MORTGAGE
OBLIGATION (CMO)  - 10.4%
      $150   FHLMC REMIC 1587
             6.50%, due 10/15/08 . . . . . . . . . . . .$150
       150   FNMA REMIC 1993-11
             7.35%, due 6/25/07. . . . . . . . . . . . . 155
       200   FNMA REMIC 1993-55
             6.50%, due 2/25/05. . . . . . . . . . . . . 202

CONSUMER - FINANCE  - 4.6%
       138   AFG Receivables Trust
             6.20%, due 2/15/03. . . . . . . . . . . . . 138
        90   Premier Auto Trust
             6.20%, due 1/06/01. . . . . . . . . . . . . .90

FINANCIAL - DIVERSIFIED - 1.7%
        80   FNMA (Class C)
             6.74%, due 8/25/07. . . . . . . . . . . . . .83

FINANCIAL - MISCELLANEOUS - 1.1%
        52   Chevy Chase Auto ABS
             Series 1996-1 (Class A)
             6.60%, due 12/15/02 . . . . . . . . . . . . .52

MANUFACTURING - SPECIALIZED - 1.7%
        85   Harley Davidson Eagle
             6.20%, due 1/15/03. . . . . . . . . . . . . .85
                                                        ----

TOTAL ASSET-BACKED SECURITIES. . . . . . . . . . . . . . 955
                                                        ----

CORPORATE BONDS - 27.3%

BANKS - MAJOR REGIONAL - 3.3%
       150   Midland Bank
             7.65%, due 5/01/25. . . . . . . . . . . . . 163

BUILDING MATERIALS - 1.5%
        70   Hanson Overseas
             6.75%, due 9/15/05. . . . . . . . . . . . . .72



--------------------------------------------------------------------------------

                               PORTFOLIO OF INVESTMENTS
                               SAFECO MANAGED BOND FUND
                               As of December 31, 1997


PRINCIPAL
AMOUNT (000's)                                 VALUE (000's)
------------------------------------------------------------

FINANCIAL - DIVERSIFIED - 13.2%
      $150   Federal Home Loan
             Mortgage Corp.
             6.93%, due 3/21/07. . . . . . . . . . . .$  159

       110   Ford Motor Credit Co.
             6.55%, due 9/10/02. . . . . . . . . . . . . 112

       100   General Motors Acceptance Corp.
             8.50%, due 1/01/03. . . . . . . . . . . . . 109

       120   Hertz Corp. Notes
             7.00%, due 7/01/04. . . . . . . . . . . . . 123

        75   Morgan Stanley Notes
             6.38%, due 8/01/02. . . . . . . . . . . . . .75

        75   Student Loan Marketing
             Association
             6.38%, due 2/11/00. . . . . . . . . . . . . .75

FINANCIAL - MISCELLANEOUS - 2.4%
       115   Smith Barney Holdings
             6.63%, due 11/15/03 . . . . . . . . . . . . 116

INVESTMENT BANK/BROKERAGE - 5.3%
        95   Donaldson, Lufkin & Jenrette, Inc.
             6.90%, due 10/01/07 . . . . . . . . . . . . .97
       160   Bear Stearns Cos., Inc.
             6.75%, due 12/15/07 . . . . . . . . . . . . 161

RETAIL - GENERAL MERCHANDISE - 1.6%
        75   Sears Roebuck Acceptance Corp.
             6.75%, due 9/15/05. . . . . . . . . . . . . .76
                                                      ------
TOTAL CORPORATE BONDS. . . . . . . . . . . . . . . . . 1,338
                                                      ------
U.S. GOVERNMENT SECURITIES - 51.6%

U.S. TREASURY NOTES - 29.0%
       475   7.25%, due 8/15/04. . . . . . . . . . . . . 513
       205   6.50%, due 10/15/06 . . . . . . . . . . . . 215
       460   6.38%, due 9/30/01. . . . . . . . . . . . . 470
       220   5.75%, due 12/31/98 . . . . . . . . . . . . 220
                                                      ------
U.S. TREASURY PRINCIPAL STRIP - 22.6%
     1,875   0.00%, due 2/15/07. . . . . . . . . . . . 1,103
                                                      ------
TOTAL U.S. GOVERNMENT SECURITIES . . . . . . . . . . . 2,521
                                                      ------
TEMPORARY INVESTMENTS - 1.2%

INVESTMENT COMPANIES:
        57   SSgA Prime Money
             Market Portfolio. . . . . . . . . . . . . . .57
                                                      ------
TOTAL TEMPORARY INVESTMENTS. . . . . . . . . . . . . . . .57
                                                      ------
TOTAL INVESTMENTS - 99.6%. . . . . . . . . . . . . . . 4,871

Other Assets, less Liabilities . . . . . . . . . . . . . .22
                                                      ------
NET ASSETS   . . . . . . . . . . . . . . . . . . . . .$4,893
                                                      ------
                                                      ------

------------------------------------------------------------

--------------------------------------------------------------------------------

                         STATEMENTS OF ASSETS AND LIABILITIES
                               As of December 31, 1997

                                                                                   SAFECO           SAFECO
                                                 SAFECO           SAFECO      INTERMEDIATE-TERM     MANAGED
(In Thousands, Except                          HIGH-YIELD          GNMA         U.S. TREASURY        BOND
Per-Share Amounts)                             BOND FUND           FUND             FUND             FUND
-----------------------------------------------------------------------------------------------------------
ASSETS
     Investments, at Cost                       $67,388          $35,858          $16,357           $4,711
                                                -------          -------          -------          -------
                                                -------          -------          -------          -------

     Investments, at Value                      $69,815          $37,234          $16,777           $4,871
     Receivables
       Investment Securities Sold                  $858           $1,282              $11              $--
       Trust Shares Sold                             --                3               --               --
       Interest                                   1,425              229              260               54
       Deferred Organization Expense                 --               --               --                7
                                                -------          -------          -------          -------
         Total Assets                            72,098           38,748           17,048            4,932

LIABILITIES
     Payables
       Investment Securities Purchased              163               --              451               --
       Trust Shares Redeemed                         --              228               33               --
       Dividends                                    192               56               39               18
       Investment Advisory Fees                      42               22                8                2
       Notes Payable                                 --              245               --               --
       Organization Expense                          --               --               --                7
       Other                                         29               25               22               12
                                                -------          -------          -------          -------
         Total Liabilities                          426              576              553               39
                                                -------          -------          -------          -------
NET ASSETS                                      $71,672          $38,172          $16,495           $4,893
                                                -------          -------          -------          -------
                                                -------          -------          -------          -------
----------------------------------------------------------------------------------------------------------
NO-LOAD CLASS:
     Net Assets                                 $71,058          $38,172          $15,698           $4,627
     Trust Shares Outstanding                     7,786            3,989            1,518             $538
                                                -------          -------          -------          -------
     Net Asset Value, Offering Price and
       Redemption Price Per Share                 $9.13            $9.57           $10.34            $8.60
                                                -------          -------          -------          -------
                                                -------          -------          -------          -------

CLASS A:
     Net Assets                                    $259               --             $365             $146
     Trust Shares Outstanding                        28                                35              $17
                                                -------                           -------          -------
     Net Asset Value and Redemption
       Price Per Share                            $9.12                            $10.35            $8.60
                                                -------                           -------          -------
                                                -------                           -------          -------
     Maximum Offering Price Per Share
       (Net Asset Value Plus Sales
       Charge of 4.5%)                            $9.55                            $10.84            $9.01
                                                -------                           -------          -------
                                                -------                           -------          -------


CLASS B:
     Net Assets                                    $355               --             $432             $120
     Trust Shares Outstanding                        39                                42               14
                                                -------                           -------          -------
     Net Asset Value and Offering
       Price Per Share*                           $9.12                            $10.35            $8.60
                                                -------                           -------          -------
                                                -------                           -------          -------
----------------------------------------------------------------------------------------------------------


* Redemption price per share is the net asset value less any applicable contingent deferred sales charge.

                          SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                               STATEMENTS OF OPERATIONS
                         FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                                    SAFECO          SAFECO
                                                 SAFECO           SAFECO      INTERMEDIATE-TERM     MANAGED
                                               HIGH-YIELD          GNMA         U.S. TREASURY         BOND
(In Thousands)                                 BOND FUND           FUND             FUND              FUND
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
     Interest                                    $5,637           $2,779           $1,034             $282

EXPENSES
     Investment Advisory Fees                       386              246               85               23
     Transfer Agent Fees                             86               65               31                1
     Shareholder Services Fees-Class A               --               --                1               --
                              -Class B               --               --                1               --
     Distribution Fees-Class B                        1               --                2                1
     Legal and Auditing Fees                         29               14               15               15
     Custodian Fees                                   9                6                3                3
     Reports to Shareholders                         14               11                4               --
     Trustees' Fees                                   4                4                4                4
     Other Fees                                      11                8                2                2
     Amortization of
       Organization Expenses                         --               --               --                6
                                                -------          -------          -------          -------

       Total Expenses                               540              354              148               55
                                                -------          -------          -------          -------

NET INVESTMENT INCOME                             5,097            2,425              886              227

NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS
     Net Realized Gain (Loss)
       on Investments                               954              411             (57)             (21)
     Net Change in Unrealized
       Appreciation                               1,194              437              416              163
                                                -------          -------          -------          -------

NET GAIN ON INVESTMENTS                           2,148              848              359              142
                                                -------          -------          -------          -------
NET CHANGE IN NET ASSETS
     RESULTING FROM OPERATIONS                   $7,245           $3,273           $1,245             $369
                                                -------          -------          -------          -------
                                                -------          -------          -------          -------



                          SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                         STATEMENTS OF CHANGES IN NET ASSETS

                                            SAFECO HIGH-YIELD BOND FUND                                 SAFECO GNMA FUND
                                     --------------------------------------     ----------------------------------------
                                                      THREE-                                       THREE-
                                       FOR THE         MONTH        FOR THE        FOR THE          MONTH        FOR THE
                                          YEAR        PERIOD           YEAR           YEAR         PERIOD           YEAR
                                         ENDED         ENDED          ENDED          ENDED          ENDED          ENDED
                                       DEC. 31       DEC. 31       SEPT. 30        DEC. 31        DEC. 31       SEPT. 30
(In Thousands)                           1997           1996           1996           1997           1996           1996
------------------------------------------------------------------------------------------------------------------------

OPERATIONS
     Net Investment Income             $5,097         $1,092         $3,696         $2,425           $644         $2,711
     Net Realized Gain (Loss) from
       Investments                        954           (426)           504            411             31           (416)
     Net Change in Unrealized
       Appreciation (Depreciation)      1,194            597             46            437            403           (453)
                                      -------        -------        -------        -------        -------        -------
     Net Change in Net Assets
       Resulting from Operations        7,245          1,263          4,246          3,273          1,078          1,842

DIVIDENDS TO SHAREHOLDERS FROM
     Net Investment Income
        No-Load Class                  (5,073)        (1,092)        (3,696)        (2,425)          (644)        (2,711)
        Class A                           (11)            --             --             --             --             --
        Class B                           (13)            --             --             --             --             --

NET REALIZED GAIN ON - No-Load Class
        Investments                        --             --             --             --             --             --
                                      -------        -------        -------        -------        -------        -------
     TOTAL                             (5,097)        (1,092)        (3,696)        (2,425)          (644)        (2,711)
NET TRUST SHARE TRANSACTIONS
        No-Load Class                  18,821          2,247          8,152         (2,219)          (594)        (3,483)
        Class A                           155             --             --             --             --             --
        Class B                           250             --             --             --             --             --
                                      -------        -------        -------        -------        -------        -------
     Total                             19,226          2,247          8,152         (2,219)          (594)        (3,483)
                                      -------        -------        -------        -------        -------        -------
TOTAL CHANGE IN NET ASSETS             21,374          2,418          8,702         (1,371)          (160)        (4,352)
NET ASSETS AT BEGINNING OF PERIOD      50,298         47,880         39,178         39,543         39,703         44,055
                                      -------        -------        -------        -------        -------        -------
NET ASSETS AT END OF PERIOD           $71,672        $50,298        $47,880        $38,172        $39,543        $39,703
                                      -------        -------        -------        -------        -------        -------
                                      -------        -------        -------        -------        -------        -------
------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND AMOUNTS

SHARES:
     Sales                             12,626          1,190          6,549            872            107            694
     Reinvestments                        362             78            251            181             48            198
     Redemptions                      (10,838)        (1,013)        (5,863)        (1,290)          (218)        (1,267)
                                      -------        -------        -------        -------        -------        -------
     NET CHANGE                         2,150            255            937           (237)           (63)           375
                                      -------        -------        -------        -------        -------        -------
                                      -------        -------        -------        -------        -------        -------
AMOUNTS:
     Sales                           $112,308        $10,466        $56,960         $8,219         $1,008         $6,526
     Reinvestments                      3,238            690          2,181          1,705            447          1,858
     Redemptions                      (96,320)        (8,909)       (50,989)       (12,143)        (2,049)       (11,867)
                                      -------        -------        -------        -------        -------        -------
     NET CHANGE                       $19,226         $2,247         $8,152        $(2,219)         $(594)       $(3,483)
                                      -------        -------        -------        -------        -------        -------
                                      -------        -------        -------        -------        -------        -------
------------------------------------------------------------------------------------------------------------------------

                           SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                   SAFECO INTERMEDIATE-TERM                SAFECO MANAGED
                                                         U.S. TREASURY FUND                     BOND FUND
                                      -------------------------------------     -------------------------
                                                      THREE-
                                      FOR THE          MONTH        FOR THE        FOR THE        FOR THE
                                         YEAR         PERIOD           YEAR           YEAR           YEAR
                                        ENDED          ENDED          ENDED          ENDED          ENDED
                                      DEC. 31        DEC. 31       SEPT. 30        DEC. 31        DEC. 31
(In Thousands)                           1997           1996           1996           1997           1996
---------------------------------------------------------------------------------------------------------

OPERATIONS
     Net Investment Income               $886           $242           $758           $227           $208
     Net Realized Gain (Loss) from
       Investments                        (57)          (125)           290            (21)             2
     Net Change in Unrealized
       Appreciation (Depreciation)        416            144           (496)           163           (210)
                                      -------        -------        -------        -------        -------
     Net Change in Net Assets
       Resulting from Operations        1,245            261            552            369             --

DIVIDENDS TO SHAREHOLDERS FROM
     Net Investment Income
        No-Load Class                    (844)          (232)          (758)          (216)          (206)
        Class A                           (30)            (8)            --             (7)            (1)
        Class B                           (12)            (2)            --             (4)            (1)

NET REALIZED GAIN ON - No-Load Class
        Investments                        --             --             --             --             (2)
                                      -------        -------        -------        -------        -------
     TOTAL                               (886)          (242)          (758)          (227)          (210)
NET TRUST SHARE TRANSACTIONS
      No-Load Class                       674            189            900            280            (72)
        Class A                          (346)           607            100              2            140
        Class B                           202            123            100             14            100
                                      -------        -------        -------        -------        -------
     TOTAL                                530            919          1,100            296            168
                                      -------        -------        -------        -------        -------
TOTAL CHANGE IN NET ASSETS                889            938            894            438            (42)
NET ASSETS AT BEGINNING OF PERIOD      15,606         14,668         13,774          4,455          4,497
                                      -------        -------        -------        -------        -------
NET ASSETS AT END OF PERIOD           $16,495        $15,606        $14,668         $4,893         $4,455
                                      -------        -------        -------        -------        -------
                                      -------        -------        -------        -------        -------
---------------------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND AMOUNTS

SHARES:
     Sales                              1,062            149          1,516            439             30
     Reinvestments                         43             12             35             18             24
     Redemptions                       (1,054)           (70)        (1,444)          (422)           (33)
                                      -------        -------        -------        -------        -------
     NET CHANGE                            51             91            107             35             21
                                      -------        -------        -------        -------        -------
                                      -------        -------        -------        -------        -------
AMOUNTS:
     Sales                            $10,738         $1,515        $18,860         $3,703           $246
     Reinvestments                        434            117            358            152            201
     Redemptions                      (10,642)          (713)       (18,118)        (3,559)          (279)
                                      -------        -------        -------        -------        -------
     NET CHANGE                          $530           $919         $1,100           $296           $168
                                      -------        -------        -------        -------        -------
                                      -------        -------        -------        -------        -------



                          SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                            NOTES TO FINANCIAL STATEMENTS


1.   GENERAL
     The SAFECO Taxable Bond Trust (consisting of the SAFECO High-Yield Bond Fund, SAFECO GNMA Fund, and SAFECO Intermediate-Term U.S. Treasury Fund) and the SAFECO Managed Bond Trust (consisting of the SAFECO Managed Bond Fund) (together "the Funds") are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies.
     Effective September 30, 1996, the Intermediate-Term U.S. Treasury Fund and Managed Bond Fund began issuing two new classes of shares--Class A and Class B shares (collectively, "Advisor Classes"). Effective January 31, 1997, the High-Yield Bond Fund also began issuing Advisor Classes. Unlike the no-load class of shares (which are sold directly to the shareholder with no associated sales and distribution charges), these new classes of shares are sold by financial advisors to shareholders and have associated sales and distribution charges. Each class of shares represents an interest in the net assets of the fund.
     In connection with issuing the new Advisor Classes, the Intermediate-Term U.S. Treasury, Managed Bond, and High-Yield Bond Funds adopted a Plan of Distribution (the "Plan"). Under the Plan, each Advisor Class pays the distributor, SAFECO Securities Inc., for selling its shares at the annual rate of .25% of the average daily net assets of the Advisor Class. Class B shares also pay the distributor a distribution fee at the annual rate of .75% of the average daily net assets of the Class B shares.
     Under the Plans, the distributor uses the service fees primarily to compensate persons selling Advisor Class shares for providing ongoing services and the maintenance of shareholder accounts. The distributor uses the distribution fees primarily to offset the commissions it pays to financial advisors for selling Class B shares.

2.   SIGNIFICANT
     ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which permits management to make certain estimates and assumptions at the date of the financial statements.
     SECURITY VALUATION. Investment securities are stated on the basis of valuations provided by a pricing service, which uses information with respect to transactions in securities, quotations from securities dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments purchased at par are valued at cost. All other short-term investments are valued at amortized cost.

--------------------------------------------------------------------------------

                            NOTES TO FINANCIAL STATEMENTS

     SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. The cost of the portfolio is the same for financial statement and federal income tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.
     SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Securities purchased on a when-issued or delayed basis may be settled a month or more after the trade date. The securities purchased are carried in the portfolio at market and are subject to market fluctuation during this period. These securities begin earning interest on the settlement date. As commitments to purchase when-issued securities become fixed, the Fund establishes a segregated asset account equal to the total obligation.
     INCOME RECOGNITION. Interest is accrued on portfolio investments daily. The Managed Bond Fund has elected to amortize premium on securities purchased above par value. The Funds in the Taxable Bond Trust have not elected to amortize premium on securities purchased above par value.
     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income is declared as a dividend to shareholders of record as of the close of each business day and payment is made as of the last business day of each month. Net gains realized from security transactions, if any, are normally distributed to shareholders at the end of December.
     FEDERAL INCOME AND EXCISE TAXES. Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no federal income or excise tax provision is required.


     3.    INVESTMENT TRANSACTIONS
                                                             SAFECO      SAFECO
                             SAFECO       SAFECO  INTERMEDIATE-TERM     MANAGED
                         HIGH-YIELD         GNMA      U.S. TREASURY        BOND
(In Thousands)            BOND FUND         FUND               FUND        FUND
-------------------------------------------------------------------------------

PURCHASES* FOR THE YEAR
ENDED DECEMBER 31, 1997     $61,112      $30,592            $12,739      $8,230
                            -------      -------            -------     -------
                            -------      -------            -------     -------
SALES** FOR THE YEAR
ENDED DECEMBER 31, 1997     $43,803      $33,450            $12,518      $7,892
                            -------      -------            -------     -------
                            -------      -------            -------     -------
-------------------------------------------------------------------------------


* Excludes short-term securities. Purchases include $0, $30,592, $12,739, and $6,474 of U.S. Government obligations for High-Yield, GNMA, Intermediate-Term U.S. Treasury, and Managed Bond Funds, respectively.
** Excludes short-term securities. Sales include $0, $33,450, $12,518, and $5,962 of U.S. Government obligations for High-Yield, GNMA, Intermediate-Term U.S. Treasury, and Managed Bond Funds, respectively.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            NOTES TO FINANCIAL STATEMENTS


4.   COMPONENTS OF NET ASSETS
     At December 31, 1997, the components of net assets were as follows:

                                                                SAFECO              SAFECO
                                                 SAFECO         SAFECO   INTERMEDIATE-TERM        MANAGED
                                             HIGH-YIELD           GNMA       U.S. TREASURY           BOND
(In Thousands)                                BOND FUND           FUND                FUND           FUND
---------------------------------------------------------------------------------------------------------

Aggregate gross unrealized appreciation
     for investment securities in which
     there is an excess of value over
     identified cost                             $2,638         $1,380                $442           $160
Aggregate gross unrealized depreciation
     for investment securities in which
     there is an excess of identified cost
     over value                                    (211)            (4)                (22)            --
                                               --------       --------            --------       --------
Net unrealized appreciation                      $2,427         $1,376                $420           $160

Accumulated net realized (loss) on
     investment transactions*                      (339)        (2,571)               (253)           (21)

Paid-in capital (par value $.001,
     unlimited shares authorized)                69,584         39,367              16,328          4,754
                                               --------       --------            --------       --------
Net Assets at December 31, 1997                 $71,672        $38,172             $16,495         $4,893
                                               --------       --------            --------       --------
                                               --------       --------            --------       --------
---------------------------------------------------------------------------------------------------------


*The above accumulated net realized losses on investment transactions represent capital loss carryforwards for federal income tax purposes, which expire as follows:

                                                AMOUNTS     EXPIRATION DATES
High-Yield Bond Fund                          $    (339)    1998-2000
GNMA Fund                                        (2,571)    1999-2003
Intermediate-Term U.S. Treasury Fund               (253)    2001-2005
Managed Bond Fund                                   (21)    2005



5.   SHAREHOLDER MEETING
     On April 10, 1997, the High-Yield Bond Fund held a special meeting of shareholders who voted to amend the Fund's fundamental investment policies to exclude certain Rule 144A securities from the definition of securities which are illiquid or subject to legal or contractual restrictions on resale. The results of the vote are presented below.


(In Thousands)
--------------------------------------------------------------------------------
Shares For                         3,649                 74%
Shares Against                       123                  2%
Shares Abstain                       126                  2%
Broker Non-Vote                    1,023                 22%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            NOTES TO FINANCIAL STATEMENTS

6.   INVESTMENT ADVISORY FEES AND OTHER
     TRANSACTIONS WITH AFFILIATES
     SAFECO Asset Management Company receives investment advisory fees from the Funds. These fees are based on a percentage of each day's net assets, which, on an annual basis, are as follows:


HIGH-YIELD & GNMA FUNDS:              INTERMEDIATE-TERM U.S. TREASURY FUND
   First $250 million           .65%    First $250 million              .55%
   Next $250 million            .55     Next $250 million               .45
   Next $250 million            .45     Next $250 million               .35
   Over $750 million            .35     Over $750 million               .25

MANAGED BOND FUND
   First $100 million           .50%
   Next $150 million            .40
   Over $250 million            .35



     TRANSFER AGENT FEES. SAFECO Services Corporation receives transfer agent fees.
     NOTES PAYABLE AND INTEREST EXPENSE. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates. Interest rates equivalent to commercial bank interest rates are charged on loans over $100,000. No interest is charged on loans under $100,000. At December 31, 1997, the GNMA Fund had a 5.68% note payable of $245,000 to SAFECO Life Insurance Company of America. The note was repaid on January 9, 1998.
     LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has a line of credit arrangement with certain financial institutions. Under these arrangements, $75 million is available to meet short-term financing needs. No balance was outstanding under these arrangements at December 31, 1997.
     AFFILIATE OWNERSHIP. At December 31, 1997, SAFECO Corporation owned 500,000 shares (or 7%) of the High-Yield Bond Fund, SAFECO Insurance Company of America owned 500,000 shares (or 31%) of the Intermediate-Term U.S. Treasury Fund, and SAFECO Asset Management Company owned 452,103 shares (or 80%) of the Managed Bond Fund.
     DEFERRED ORGANIZATION EXPENSES. Costs related to the organization of the Managed Bond Fund have been deferred and are being amortized to operations over a period of sixty months. These costs were advanced by the affiliates and are being reimbursed by the Fund over the same time period.
     DEALER CONCESSIONS. SAFECO Securities, Inc., retained the following amounts in dealer commissions from sales of Class A Shares during the year ended December 31, 1997:

                                                              COMMISSIONS
                                                                RETAINED
--------------------------------------------------------------------------------
High-Yield Bond Fund                                               $152
Intermediate-Term U.S. Treasury Fund                               $  6
Managed Bond Fund                                                  $  0
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                            NOTES TO FINANCIAL STATEMENTS


7.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)


     SAFECO HIGH-YIELD BOND FUND
     NO-LOAD CLASS

                                                         THREE-
                                           FOR THE        MONTH
                                              YEAR       PERIOD
                                             ENDED        ENDED
                                           DEC. 31      DEC. 31                     FOR THE YEAR ENDED SEPTEMBER 30
-------------------------------------------------------------------------------------------------------------------
                                              1997         1996         1996         1995         1994         1993
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
     BEGINNING OF PERIOD                     $8.82        $8.79        $8.68        $8.55        $9.22        $8.92

INCOME FROM INVESTMENT OPERATIONS
     Net Investment Income                    0.77         0.19         0.78         0.79         0.82         0.91
     Net Realized and Unrealized
       Gain (Loss) on Investments             0.31         0.03         0.11         0.13        (0.67)        0.30
                                           -------      -------      -------      -------      -------      -------
       Total from Investment Operations       1.08         0.22         0.89         0.92         0.15         1.21

LESS DISTRIBUTIONS
     Dividends from Net
       Investment Income                     (0.77)       (0.19)       (0.78)       (0.79)       (0.82)       (0.91)
                                           -------      -------      -------      -------      -------      -------
NET ASSET VALUE AT END OF PERIOD             $9.13        $8.82        $8.79        $8.68        $8.55        $9.22
                                           -------      -------      -------      -------      -------      -------
                                           -------      -------      -------      -------      -------      -------

TOTAL RETURN                                12.79%        2.50%*      10.79%       11.43%        1.61%       14.29%

NET ASSETS AT END OF PERIOD (000'S)        $71,058      $50,298      $47,880      $39,178      $27,212      $28,291
RATIO OF EXPENSES TO
     AVERAGE NET ASSETS                      0.91%        0.90%**      0.94%        1.01%        1.03%        1.09%
RATIO OF NET INVESTMENT INCOME TO
     AVERAGE NET ASSETS                      8.58%        8.56%**      8.99%        9.28%        9.26%        9.94%
PORTFOLIO TURNOVER RATE                     85.06%       35.01%**     92.65%       38.03%       63.02%       50.27%
------------------------------------------------------------------------------------------------------------------

*  Not annualized.
** Annualized.

--------------------------------------------------------------------------------

                            NOTES TO FINANCIAL STATEMENTS

7.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)


     SAFECO HIGH-YIELD BOND FUND



                                           CLASS A             CLASS B
                                           -------             -------
                                           ELEVEN-             ELEVEN-
                                             MONTH               MONTH
                                            PERIOD              PERIOD
                                             ENDED               ENDED
                                           DEC. 31             DEC. 31
                                              1997                1997
--------------------------------------------------------------------------------

NET ASSET VALUE AT
     BEGINNING OF PERIOD                   $  8.83             $  8.83

INCOME FROM INVESTMENT OPERATIONS
     Net Investment Income                    0.69                0.63
     Net Realized and Unrealized
       Gain on Investments                    0.29                0.29

       Total from Investment Operations       0.98                0.92

LESS DISTRIBUTIONS
     Dividends from Net
       Investment Income                     (0.69)              (0.63)
                                           -------             -------

NET ASSET VALUE AT END OF PERIOD           $  9.12             $  9.12
                                           -------             -------
                                           -------             -------

TOTAL RETURN+                                12.49%*             11.77%*

NET ASSETS AT END OF PERIOD (000'S)           $259                $355
RATIO OF EXPENSES TO
     AVERAGE NET ASSETS                       1.10%**             1.81%**
RATIO OF NET INVESTMENT INCOME TO
     AVERAGE NET ASSETS                       7.65%**             6.87%**
PORTFOLIO TURNOVER RATE                      85.06%**            85.06%**
--------------------------------------------------------------------------------

*  Not annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would have been lower.

--------------------------------------------------------------------------------

                            NOTES TO FINANCIAL STATEMENTS


7.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)


     SAFECO GNMA FUND
     NO-LOAD CLASS

                                                         THREE-
                                           FOR THE        MONTH
                                              YEAR       PERIOD
                                             ENDED        ENDED
                                           DEC. 31      DEC. 31                     FOR THE YEAR ENDED SEPTEMBER 30
                                           ------------------------------------------------------------------------
                                              1997         1996         1996         1995         1994         1993
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
     BEGINNING OF PERIOD                     $9.36        $9.26        $9.45        $9.05       $10.03        $9.95

INCOME FROM INVESTMENT OPERATIONS
     Net Investment Income                    0.60         0.15         0.60         0.60         0.60         0.67
     Net Realized and Unrealized
       Gain (Loss) on Investments             0.21         0.10        (0.19)        0.40        (0.98)        0.08
                                           -------      -------      -------      -------      -------      -------
       Total from Investment Operations       0.81         0.25         0.41         1.00        (0.38)        0.75

LESS DISTRIBUTIONS
     Dividends from Net
       Investment Income                     (0.60)       (0.15)       (0.60)       (0.60)       (0.60)       (0.67)
                                           -------      -------      -------      -------      -------      -------

NET ASSET VALUE AT END OF PERIOD             $9.57        $9.36        $9.26        $9.45        $9.05       $10.03
                                           -------      -------      -------      -------      -------      -------
                                           -------      -------      -------      -------      -------      -------

TOTAL RETURN                                  8.97%        2.71%*       4.48%       11.49%      (3.91)%        7.81%

NET ASSETS AT END OF PERIOD (000'S)        $38,172      $39,543      $39,703      $44,055      $46,176      $62,720
RATIO OF EXPENSES TO
     AVERAGE NET ASSETS                       0.93%        1.01%**      1.03%        1.01%        0.95%        0.93%
RATIO OF NET INVESTMENT INCOME TO
     AVERAGE NET ASSETS                       6.40%        6.43%**      6.42%        6.55%        6.26%        6.71%
PORTFOLIO TURNOVER RATE                      82.70%       51.06%**     47.45%      131.24%       55.12%       70.96%
-------------------------------------------------------------------------------------------------------------------

*    Not annualized.
**   Annualized.

--------------------------------------------------------------------------------

                            NOTES TO FINANCIAL STATEMENTS


7.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)


     SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
     NO-LOAD CLASS


                                                         THREE-
                                           FOR THE        MONTH
                                              YEAR       PERIOD
                                             ENDED        ENDED
                                           DEC. 31      DEC. 31                     FOR THE YEAR ENDED SEPTEMBER 30
                                           ------------------------------------------------------------------------
                                              1997         1996         1996         1995         1994         1993
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE AT
     BEGINNING OF PERIOD                    $10.11       $10.10       $10.24        $9.74       $10.74       $10.69

INCOME FROM INVESTMENT OPERATIONS
     Net Investment Income                    0.58         0.16         0.54         0.55         0.52         0.60
     Net Realized and Unrealized
       Gain (Loss) on Investments             0.23         0.01        (0.14)        0.50        (1.00)        0.49
                                           -------      -------      -------      -------      -------      -------

       Total from Investment Operations       0.81         0.17         0.40         1.05        (0.48)        1.09

LESS DISTRIBUTIONS
     Dividends from Net
       Investment Income                     (0.58)       (0.16)       (0.54)       (0.55)       (0.52)       (0.60)
     Distributions from Realized Gains          --           --           --           --           --        (0.44)
                                           -------      -------      -------      -------      -------      -------

       Total Distributions                   (0.58)       (0.16)       (0.54)       (0.55)       (0.52)       (1.04)
                                           -------      -------      -------      -------      -------      -------

NET ASSET VALUE AT END OF PERIOD            $10.34       $10.11       $10.10       $10.24        $9.74       $10.74
                                           -------      -------      -------      -------      -------      -------
                                           -------      -------      -------      -------      -------      -------

TOTAL RETURN                                  8.29%        1.68%*       4.00%       11.07%      (4.56)%       10.51%

NET ASSETS AT END OF PERIOD (000'S)        $15,698      $14,679      $14,668      $13,774      $13,367      $14,706
RATIO OF EXPENSES TO
     AVERAGE NET ASSETS                       0.92%        0.85%**+     1.01%        0.96%        0.90%        0.99%
RATIO OF NET INVESTMENT INCOME TO
     AVERAGE NET ASSETS                       5.74%        6.30%**      5.30%        5.51%        5.08%        5.52%
PORTFOLIO TURNOVER RATE                      82.36%      125.42%**    294.25%      124.90%       75.46%      104.94%
--------------------------------------------------------------------------------------------------------------------

*    Not annualized.
**   Annualized.
+ Net of reimbursements by advisor. Excluding the reimbursements, the annualized ratio of expenses to average net assets for the period ended December 31, 1996, would have been 1.07%

--------------------------------------------------------------------------------

                            NOTES TO FINANCIAL STATEMENTS


7.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)


     SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND


                                                    CLASS A                       CLASS B
                                           ----------------------        ----------------------
                                           FOR THE    THREE-MONTH        FOR THE    THREE-MONTH
                                              YEAR         PERIOD           YEAR         PERIOD
                                             ENDED          ENDED          ENDED          ENDED
                                           DEC. 31        DEC. 31        DEC. 31        DEC. 31
                                              1997           1996           1997           1996
-----------------------------------------------------------------        ----------------------

NET ASSET VALUE AT
     BEGINNING OF PERIOD                    $10.11         $10.10         $10.12         $10.10

INCOME FROM INVESTMENT OPERATIONS
     Net Investment Income                    0.55           0.15           0.48           0.14
     Net Realized and Unrealized
       Gain (Loss) on Investments             0.24           0.01           0.23           0.02
                                           -------        -------        -------        -------

       Total from Investment Operations       0.79           0.16           0.71           0.16

LESS DISTRIBUTIONS
     Dividends from Net
       Investment Income                     (0.55)         (0.15)         (0.48)         (0.14)
                                           -------        -------        -------        -------
NET ASSET VALUE AT END OF PERIOD            $10.35         $10.11         $10.35         $10.12
                                           -------        -------        -------        -------
                                           -------        -------        -------        -------
TOTAL RETURN+                                8.03%          1.63%*         7.27%          1.55%*

NET ASSETS AT END OF PERIOD (000'S)           $365           $704           $432           $223
RATIO OF EXPENSES TO
     AVERAGE NET ASSETS                      1.32%          1.07%**++      1.87%          1.72%**++
RATIO OF NET INVESTMENT INCOME TO
     AVERAGE NET ASSETS                      5.36%          6.07%**        4.78%          5.35%**
PORTFOLIO TURNOVER RATE                     82.36%        125.42%**       82.36%        125.42%**
-----------------------------------------------------------------------------------------------

*    Not annualized.
**   Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ Net of reimbursements by advisor. Excluding the reimbursements, the annualized ratio of expenses to average net assets for the period ended December 31, 1997, would have been 1.30% and 1.95% for Class A and Class B, respectively.

--------------------------------------------------------------------------------

                            NOTES TO FINANCIAL STATEMENTS


7.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)


     SAFECO MANAGED BOND FUND
     NO-LOAD CLASS


                                                                                FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------------------------
                                              1997           1996           1995           1994           1993+
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
     BEGINNING OF PERIOD                     $8.35          $8.77          $8.15          $9.08          $9.57

INCOME FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)             0.42           0.41           0.44           0.27          (0.62)
     Net Realized and Unrealized
       Gain (Loss) on Investments             0.25          (0.42)          0.94          (0.93)          0.15
                                           -------        -------        -------        -------        -------
       Total from Investment Operations       0.67          (0.01)          1.38          (0.66)         (0.47)

LESS DISTRIBUTIONS
     Dividends from Net
       Investment Income                     (0.42)         (0.41)         (0.44)         (0.27)            --
     Distributions from Realized Gains          --             --          (0.32)            --          (0.02)
                                           -------        -------        -------        -------        -------

       Total Distributions                   (0.42)         (0.41)         (0.76)         (0.27)         (0.02)
                                           -------        -------        -------        -------        -------

NET ASSET VALUE AT END OF PERIOD             $8.60          $8.35          $8.77          $8.15          $9.08
                                           -------        -------        -------        -------        -------
                                           -------        -------        -------        -------        -------

TOTAL RETURN                                 8.23%          0.02%         17.35%          (3.01)%#         N/A

NET ASSETS AT END OF PERIOD (000'S)         $4,627         $4,215         $4,497         $4,627            $91
RATIO OF EXPENSES TO
     AVERAGE NET ASSETS                      1.15%          1.27%          1.16%          1.37%         11.75%
RATIO OF NET INVESTMENT INCOME (LOSS) TO
     AVERAGE NET ASSETS                      4.98%          4.86%          5.14%          4.47%          (6.75)%
PORTFOLIO TURNOVER RATE                    176.50%        136.29%         78.78%        129.56%           None
--------------------------------------------------------------------------------------------------------------

# Total return from February 28, 1994 (initial public offering) to December 31, 1994; not annualized.
+ Financial highlights relate only to the performance of the initial seed investment of SAFECO Asset Management Company. Trust shares were not available to the public until 1994.

--------------------------------------------------------------------------------

                            NOTES TO FINANCIAL STATEMENTS


7.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)


     SAFECO MANAGED BOND FUND

                                                    CLASS A                       CLASS B
                                           ----------------------        ----------------------
                                           FOR THE    THREE-MONTH        FOR THE    THREE-MONTH
                                              YEAR         PERIOD           YEAR         PERIOD
                                             ENDED          ENDED          ENDED          ENDED
                                           DEC. 31        DEC. 31        DEC. 31        DEC. 31
                                              1997           1996           1997           1996
-----------------------------------------------------------------        ----------------------

NET ASSET VALUE AT
     BEGINNING OF PERIOD                     $8.35          $8.35          $8.35          $8.35

INCOME FROM INVESTMENT OPERATIONS
     Net Investment Income                    0.39           0.11           0.32           0.09
     Net Realized and Unrealized
       Gain on Investments                    0.25             --           0.25             --
                                           -------        -------        -------        -------

       Total from Investment Operations       0.64           0.11           0.57           0.09

LESS DISTRIBUTIONS
     Dividends from Net
       Investment Income                     (0.39)         (0.11)         (0.32)         (0.09)
                                           -------        -------        -------        -------

NET ASSET VALUE AT END OF PERIOD             $8.60          $8.35          $8.60          $8.35
                                           -------        -------        -------        -------
                                           -------        -------        -------        -------

TOTAL RETURN+                                7.78%          1.34%*         6.91%          1.15%*

NET ASSETS AT END OF PERIOD (000'S)           $146           $140           $120           $100
RATIO OF EXPENSES TO
     AVERAGE NET ASSETS                      1.45%          1.30%**        2.23%          2.07%**
RATIO OF NET INVESTMENT INCOME TO
     AVERAGE NET ASSETS                      4.68%          5.22%**        3.79%          4.45%**
PORTFOLIO TURNOVER RATE                    176.50%        136.29%**      176.50%        136.29%**
-----------------------------------------------------------------------------------------------

*    Not annualized.
**   Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------

                  REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE SAFECO TAXABLE BOND TRUST AND SAFECO MANAGED BOND TRUST
     We have audited the accompanying statements of assets and liabilities, including the portfolios of investments in securities, of the SAFECO Taxable Bond Trust (comprising, respectively, the SAFECO High-Yield Bond Fund, SAFECO GNMA Fund, and SAFECO Intermediate-Term U.S. Treasury Fund) and the SAFECO Managed Bond Trust--Managed Bond Fund as of December 31, 1997, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the SAFECO Taxable Bond Trust and SAFECO Managed Bond Trust at December 31, 1997, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.


                                                     /s/ Ernst & Young LLP

Seattle, Washington
January 30, 1998

--------------------------------------------------------------------------------
















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                                         -34-

--------------------------------------------------------------------------------

                                SAFECO FAMILY OF FUNDS


                    STABILITY OF PRINCIPAL
                         SAFECO Money Market Fund
                         SAFECO Tax-Free Money Market Fund

                    TAXABLE BOND INCOME
                         SAFECO Intermediate-Term U.S. Treasury Fund
                         SAFECO GNMA Fund
                         SAFECO High-Yield Bond Fund
                         SAFECO Managed Bond Fund

                    TAX-FREE BOND INCOME
                         SAFECO Intermediate-Term Municipal Bond Fund
                         SAFECO Insured Municipal Bond Fund
                         SAFECO Municipal Bond Fund
                         SAFECO California Tax-Free Income Fund
                         SAFECO Washington State Municipal Bond Fund

                    HIGH CURRENT INCOME
                    WITH LONG-TERM GROWTH
                         SAFECO Income Fund
                         SAFECO Balanced Fund

                    LONG-TERM GROWTH
                         SAFECO Growth Fund
                         SAFECO Equity Fund
                         SAFECO Northwest Fund
                         SAFECO International Stock Fund
                         SAFECO Small Company Stock Fund
                         SAFECO U.S. Value Fund


                    For more complete information on any
                    SAFECO Mutual Fund, including management fees and expenses, call or write for a free Prospectus. Please read it carefully before you invest or send money.

SAFECO TAXABLE BOND FUNDS

BOARD OF TRUSTEES:
Boh A. Dickey, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding
  Vice President and Treasurer
Neal A. Fuller
  Vice President and Controller
David H. Longhurst
  Assistant Controller

INVESTMENT ADVISOR:
SAFECO Asset
  Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
State Street Bank

INDEPENDENT AUDITOR:
Ernst & Young LLP

FOR SHAREHOLDER SERVICE:

Monday-Friday,
5:30am-7:00pm Pacific Time

NATIONWIDE: 1-800-624-5711

SEATTLE: (206) 545-7319

DEAF AND HARD OF HEARING
TTY/TDD SERVICE: 1-800-438-8718

FOR 24-HOUR AUTOMATED
PERFORMANCE INFORMATION
AND TRANSACTIONS:

NATIONWIDE: 1-800-835-4391

SEATTLE: (206) 545-5113


MAILING ADDRESS:

SAFECO Mutual Funds
P.O. Box 34890
Seattle, WA 98124-1890

INTERNET:
www.safecofunds.com
EMAIL: mfunds@safeco.com

GMF 660 2/98

    Printed on Recycled Paper.

This report must be preceded or
accompanied by a current prospectus.

-Registered Trademark- Registered trademark of SAFECO Corporation.